Summary of Significant Accounting Policies - Revenue (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2022 [1]	May 31, 2022	May 31, 2021	May 31, 2020
Summary of Significant Accounting Policies
Contract assets		$ 0	$ 0
Contract liabilities		0	0
Revenue	$ 266	266	0
Revenue recognized previously included in contract liabilities		0	0	$ 0
Revenue from performance obligations satisfied in previous periods		$ 0	$ 0	$ 0

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.